Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	$ 17,534,500
Strengthening of Fertilizers chain	2,900,000
Rehabilitation Plan of the refineries	10,500,000
Strengthening of financial position	71,736,000
Contributions A
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery		$ 129,018,286
Strengthening of Fertilizers chain		45,437,539
Rehabilitation Plan of the refineries		$ 13,850,892
January 19
Disclosure of government contributions [line item]
Strengthening of Fertilizers chain	600,000
January 30
Disclosure of government contributions [line item]
Strengthening of Fertilizers chain	600,000
February 23
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	6,000,000
March 16
Disclosure of government contributions [line item]
Rehabilitation Plan of the refineries	10,500,000
July 26
Disclosure of government contributions [line item]
Strengthening of financial position	64,970,000
August 10
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	5,534,500
September 13
Disclosure of government contributions [line item]
Strengthening of financial position	6,766,000
September 15
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	6,000,000
Strengthening of Fertilizers chain	$ 1,700,000